Application of New and Amended Standards and Interpretations and Standards Not in Force Yet	12 Months Ended
Dec. 31, 2022
Application of New and Amended Standards and Interpretations and Standards Not In Force Yet [Abstract]
Application of new and amended standards and interpretations and standards not in force yet
3.	Application of new and amended standards and interpretations and standards not in force yet

The consolidated financial statements of Grupo Simec, S.A.B. de C.V. and its Subsidiaries for the periods presented have been prepared in accordance with the International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board (IASB). IFRS also includes all current International Accounting Standards (IAS), in force, as well as all related interpretations issued by the IFRS Interpretations Committee (IFRIC), including those issued previously by the Standing Interpretations Committee. The company applied the effective IFRS as of December 31, 2022.

International Financial Reporting Standards, not in force yet.

Following are the amendments that could have an effect on Simec financial information, which were issued by the IASB (International Accounting Standards Board) but are not yet effective as of the date of these financial statements.

The following new standards and amendments are not yet effective but may have an impact on the financial statements of the Group in a future period.

+	Amendments to IAS 1 - Classification of Liabilities as Current or Non-current

+	Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture

+	Amendments to IAS 1 and IFRS Practice Statement 2 - Disclosure of Accounting Policies

+	Amendments to IAS 8 - Disclosure of Accounting Policies and Definition of Accounting Estimates

+	Amendments to IAS 12 - Deferred tax related to assets and liabilities arising from a single transaction

Amendments to IAS 1 ‘Presentation of financial statements’ clarify requirements for the presentation of liabilities in the statement of financial position as current or non-current. The meaning of settlement of a liability is also clarified. The amendments are applicable for annual periods commencing on or after 1 January 2023.

Amendments to IFRS 10 ‘Consolidated financial statements’ and IAS 28 ‘Investments in associates’ clarify the accounting treatment for sales or contribution of assets between an investor and its associates or joint ventures. Where the non-monetary assets constitute a business, the investor will recognise the full gain or loss on the sale or contribution of assets. Otherwise, the gain or loss is recognised by the investor only to the extent of the other investor’s interests in the associate or joint venture. The amendments have been deferred until IASB has finalised its research project on the equity method.

Amendments to Disclosure of Accounting Policies and Definition of Accounting Estimates modify:

●	IFRS 7, to clarify that information about measurement bases for financial instruments is expected to be material to an entity’s financial statements;

●	IAS 1, to require entities to disclose their material accounting policy information rather than their significant accounting policies;

●	IAS 8, to clarify how entities should distinguish changes in accounting policies and changes in accounting estimates;

●	IAS 34, to identify material accounting policy information as a component of a complete set of financial statements; and

●	IFRS Practice Statement 2 Making Materiality Judgements, to provide guidance on how to apply the concept of materiality to accounting policy disclosures.

Amendments to Deferred tax related to assets and liabilities arising from a single transaction modify IAS 12 to clarify the accounting for deferred tax on transactions that, at the time of the transaction, give rise to equal taxable and deductible temporary differences. In specified circumstances, entities are exempt from recognising deferred tax when they recognise assets or liabilities for the first time.

The amendments clarify that the exemption does not apply to transactions for which entities recognise both an asset and a liability and that give rise to equal taxable and deductible temporary differences. This may be the case for transactions such as leases and decommissioning, restoration and similar obligations. Entities are required to recognise deferred tax on such transactions.

The Standard amends IFRS 1 to require deferred tax related to leases and decommissioning, restoration and similar obligations to be recognised by first-time adopters at the date of transition to International Accounting Standards, despite the exemption set out in IAS 12.

Simec is evaluating the impact these changes could have on its financial statements.